SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Apr. 10, 2019	May 17, 2021	Mar. 18, 2021	Feb. 16, 2021	Nov. 30, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 25, 2021	Dec. 10, 2020
Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued Liabilities						$ 405,000
Aggregate gross proceeds							$ 12,500,000
Warrants exercised						50,078,058
Cashless basis						34,229,722
Class B redeemable shares						30,697,023
Outstanding percentage					70.00%
Medmen Enterprises Inc. [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Executed the sale		31,250,000	50,000,000	7,800,000
Purchase price		$ 0.32		$ 0.37
Aggregated total proceeds		$ 10,000,000		$ 2,866,000
Exercise price		$ 0.35		$ 0.46
Medmen Enterprises Inc. [Member] | Class Aand Class B Redeemable Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares	9,789,300
Redeemable stock per value						$ 0.001
Redeemable stock authorized						1,000,000,000
Aggregate gross proceeds	$ 60,000,000
Net proceeds	$ 12,399,252
Medmen Enterprises Inc. [Member] | Cancellation Of Super Voting Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Book value of Equity									$ 82,500
Medmen Enterprises Inc. [Member] | M M C A N U S A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Redeemable shares						2,000,000,000
Medmen Enterprises Inc. [Member] | L C R Manager L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding percentage					0.01%
Medmen Enterprises Inc. [Member] | Super Voting [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares							815,295
Medmen Enterprises Inc. [Member] | Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Executed the sale		31,250,000	50,000,000
Aggregated total proceeds			$ 16,019,597
M M C A N U S A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interest, shares issued						11.58%		7.05%
M M C A N U S A [Member] | Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interest, shares issued						11.58%	36.89%
M M Enterprises U S A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interest, shares issued						0.09%		0.06%
M M Enterprises U S A [Member] | Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interest, shares issued						0.09%
Class A Super Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of voting shares						1,000
Fixed rate						$ 0.10119
Total amount due if redeemed							$ 82,500
Adam Bierman [Member] | Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued Liabilities						$ 475,650	$ 475,650
Mr Bierman [Member] | Medmen Enterprises Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of voting shares							815,295